Securities (Amortized Cost, Estimated Fair Value, and Gross Unrealized Gains and Losses of AFS and HTM Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 1,367,925	$ 1,443,529
Available-for-sale Securities, Gross Unrealized Gains	39,535	43,886
Available-for-sale Securities, Gross Unrealized Losses	616	976
Available-for-sale Securities, Estimated Fair Value	1,406,844	1,486,439
Held-to-maturity Securities, Amortized Cost	1,887,947	2,370,117
Held-to-maturity Securities, Unrealized Holding Gain	81,952	64,432
Held-to-maturity Securities, Unrealized Holding Loss		157
Held-to-maturity securities, Estimated Fair Value	1,969,899	2,434,392
Marketable Securities Amortized Cost	3,255,872	3,813,646
Marketable Securities Unrealized Gain	121,487	108,318
Marketable Securities Unrealized Loss	616	1,133
Marketable Securities, Estimated fair Value	3,376,743	3,920,831
GSE Debentures [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	857,409	746,545
Available-for-sale Securities, Gross Unrealized Gains	4,317	1,996
Available-for-sale Securities, Gross Unrealized Losses	2	233
Available-for-sale Securities, Estimated Fair Value	861,724	748,308
Held-to-maturity Securities, Amortized Cost	49,977	633,483
Held-to-maturity Securities, Unrealized Holding Gain	247	3,171
Held-to-maturity securities, Estimated Fair Value	50,224	636,654
Municipal Bonds [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	2,435	2,628
Available-for-sale Securities, Gross Unrealized Gains	81	126
Available-for-sale Securities, Estimated Fair Value	2,516	2,754
Held-to-maturity Securities, Amortized Cost	45,334	56,994
Held-to-maturity Securities, Unrealized Holding Gain	1,822	2,190
Held-to-maturity Securities, Unrealized Holding Loss		4
Held-to-maturity securities, Estimated Fair Value	47,156	59,180
Trust Preferred Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	2,912	3,681
Available-for-sale Securities, Gross Unrealized Losses	614	740
Available-for-sale Securities, Estimated Fair Value	2,298	2,941
MBS [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	505,169	690,675
Available-for-sale Securities, Gross Unrealized Gains	35,137	41,764
Available-for-sale Securities, Gross Unrealized Losses		3
Available-for-sale Securities, Estimated Fair Value	540,306	732,436
Held-to-maturity Securities, Amortized Cost	1,792,636	1,679,640
Held-to-maturity Securities, Unrealized Holding Gain	79,883	59,071
Held-to-maturity Securities, Unrealized Holding Loss		153
Held-to-maturity securities, Estimated Fair Value	$ 1,872,519	$ 1,738,558